CONSOLIDATED BALANCE SHEETS (USD $)	Nov. 30, 2014	Aug. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 44,799	$ 367,286	$ 125,859
Accounts receivable, net of allowance of $0, and $0	599,261	1,039,065	1,001,773
Prepaid expenses and other current assets	100,878	305,691	64,865
Current assets to be disposed of	36,860	36,860	36,860
Total Current Assets	781,798	1,748,902	1,229,357
Property and Equipment, net	181,744	211,525	66,598
Other Assets
Deposits and other assets	65,812	57,659	16,547
Total Other Assets	65,812	57,659	16,547
Total Assets	1,029,354	2,018,086	1,312,502
Current Liabilities
Accounts payable	628,646	835,423	1,598,669
Accrued expenses	304,541	284,362	385,128
Accrued payroll and related expenses	427,933	411,280	612,305
Deferred revenue	108,603	1,102,500	177,981
Accrued interest	20,923	35,773	25,431
Due to shareholders / officer	112,586	155,476	184,016
Notes payable, net of discount of $65,235, $71,758 and $298,417 respectively	1,395,609	2,053,134	3,762,381
Line of credit	1,500,000	1,500,000
Derivative liability	118,363	118,363
Current liabilities to be disposed of	335,857	335,857	335,857
Total Current Liabilities	4,953,061	6,832,168	7,081,768
Notes payable, non-current	1,757,576	1,297,988
TOTAL LIABILITIES	6,710,637	8,130,156	7,081,768
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 75,000,000 shares authorized, 39,536,450 and 38,536,450 shares issued and outstanding, respectively	39,536	38,536	25,052
Additional paid-in-capital	4,148,711	3,149,711	(20,552)
Accumulated deficit	(9,869,530)	(9,300,317)	(5,773,766)
Total Greenwood Hall Inc. Stockholders' Equity (Deficit)	(5,681,283)	(6,112,070)	(5,769,266)
Non-controlling interest
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(5,681,283)	(6,112,070)	(5,769,266)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,029,354	$ 2,018,086	$ 1,312,502